Acquisition of Subsidiaries - Schedule of Provisional Fair Value of Identifiable Assets and Liabilities Acquired (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Provisional Fair Value of Identifiable Assets and Liabilities Acquired [Line Items]
Accounts payable	$ (38,939,000)
Acquisition of The Ritz Carlton, Perth [Member]
Schedule of Provisional Fair Value of Identifiable Assets and Liabilities Acquired [Line Items]
Cash and cash balances	3,685,000
Accounts receivable	919,000
Prepayments, deposits and other receivables	2,013,000
Property, plant and equipment	233,817,000
Accounts payable	(554,000)
Other payables and accruals	(4,491,000)
Borrowings	(57,252,000)
Amounts due to shareholders	(25,417,000)
Provisions	(1,706,000)
Deferred tax liabilities	(33,300,000)
Total identifiable net assets at fair value	117,714,000
Non-controlling interests	(58,857,000)
Net assets acquired	58,857,000
Acquisition of Upper View Regalia Hotel, Kuala Lumpur [Member]
Schedule of Provisional Fair Value of Identifiable Assets and Liabilities Acquired [Line Items]
Cash and cash balances	177,000
Accounts receivable	76,000
Prepayments, deposits and other receivables	257,000
Property, plant and equipment	58,728,000
Accounts payable	(270,000)
Other payables and accruals	(44,000)
Amounts due to shareholders	(127,000)
Deferred tax liabilities	(11,093,000)
Total identifiable net assets at fair value	47,704,000
Non-controlling interests	(9,541,000)
Net assets acquired	38,163,000
Acquisition of Dao by Dorsett Hornsey, London [Member]
Schedule of Provisional Fair Value of Identifiable Assets and Liabilities Acquired [Line Items]
Cash and cash balances	147,000
Accounts receivable	34,000
Prepayments, deposits and other receivables	301,000
Property, plant and equipment	34,144,000
Accounts payable	(233,000)
Other payables and accruals	(319,000)
Amounts due to shareholders	(21,777,000)
Deferred tax liabilities	(3,670,000)
Net assets acquired	$ 8,627,000